As filed with the Securities and Exchange Commission on June 3, 1999
                       Securities Act File No. 333-12075

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 1

                              KOBREN INSIGHT FUNDS
               (Exact Name of Registrant as Specified in Charter)

       20 William Street, Suite 310, Wellesley Hills, Massachusetts 02181
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (617) 535-0525

                     Name and Address of Agent for Service:

                              Gail A. Hanson, Esq.
                              Kobren Insight Funds
                         101 Federal Street, 6th Floor
                                Boston, MA 02110

                                   Copies to:

                              Pamela Wilson, Esq.
                               Hale and Dorr LLP
                                60 State Street
                                Boston, MA 02109

Title of Securities Being Registered: Shares of beneficial interest, par value $.001 per share

No filing fee is due because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. This Registration Statement relates to shares previously registered on Form N-1A (File Nos. 333-12075, 811-07813).

    It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).

                    PROSPECTUS DATED     MAY 24, 1999      OF
                           KOBREN MODERATE GROWTH FUND
                       (a series of Kobren Insight Funds)

This prospectus contains the information about the proposed reorganization of your fund, Kobren Conservative Allocation Fund, into Kobren Moderate Growth Fund. Please read it carefully and retain it for future reference. This prospectus is for information purposes only and does not require any action on your part.

How the Reorganization Will Work

Your fund will transfer all of its assets to Moderate Growth Fund. Moderate Growth Fund will assume your fund's liabilities.

Moderate Growth Fund will issue shares in a dollar amount equal to the value of your fund's shares. These shares will be distributed to your fund's shareholders in proportion to their holdings on the reorganization date.

The reorganization will be tax-free.

Your fund will be liquidated and you will end up as a shareholder of Moderate Growth Fund.

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                                Investment Goals
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                            Conservative Allocation
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Enough  long-term  growth of  capital  to  offset  the loss of the value of your investment due to inflation. Current income is a secondary objective. A volatility level over a full market cycle approximately 30% below that of the S&P 500 Index.

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                                Moderate Growth
--------------------------------------------------------------------------------

Long-term  growth of capital without regard to income. A volatility level over a
full  market  cycle   approximately  30%  below  that  of  the  S&P  500  Index.

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                          Where to Get More Information
--------------------------------------------------------------------------------
                            Conservative Allocation
--------------------------------------------------------------------------------

Prospectus of your fund and Moderate Growth Fund dated 5/3/99.

Latest  annual  report to  shareholders  for your fund and Moderate Growth Fund.

A statement of additional information dated     5/24/99.      It contains addit-
ional information about your fund and Moderate Growth Fund.

To ask questions about this prospectus and the reorganization.

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                                Moderate Growth
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In the same envelope as this  prospectus.  Incorporated  by reference  into this prospectus.

Call our toll-free telephone number: 1-800-4KOBREN (1-800-456-2736) E-mail: kifcon@kobren.com

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The address of your fund and Moderate Growth Fund is: 20 William  Street,  Suite
310, P.O. Box 9150, Wellesley Hills, MA 02481.

An investment in Moderate Growth Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved shares of Moderate Growth Fund or determined whether this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                                TABLE OF CONTENTS

                                                                Page

SUMMARY                                                          1

FEES AND EXPENSES                                                7

THE REORGANIZATION                                               8

CAPITALIZATION                                                   12

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES               13

BOARD'S EVALUATION                                               14

OWNERSHIP OF SHARES OF THE FUNDS                                 14

EXPERTS                                                          15

AVAILABLE INFORMATION                                            15


                                    EXHIBITS

A Agreement and Plan of Reorganization between Kobren Conservative Allocation Fund and Kobren Moderate Growth Fund (attached to this document).

B Combined prospectus dated May 3, 1999 of Kobren Conservative Allocation Fund and Kobren Moderate Growth Fund.

C    Statement of additional  information ("SAI") of Kobren Moderate Growth Fund
     dated     May 24, 1999       incorporating  the  combined SAI dated May  3,
     1999 of Kobren Conservative  Allocation Fund  and  Kobren  Moderate  Growth
     Fund.

D Combined annual report dated December 31, 1998 of Kobren Conservative Allocation Fund and Kobren Moderate Growth Fund.

                                     SUMMARY

The following is a summary of more complete information appearing later in this prospectus. You should read the entire prospectus, Exhibit A and the enclosed documents carefully because they contain details that are not in the summary. The prospectus and the other documents are for information purposes only and do not require any action on your part.

       Comparison of Conservative Allocation Fund to Moderate Growth Fund

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                    Conservative Allocation            Moderate Growth
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Business

Each fund is a diversified series of Kobren Insight Funds, a Massachusetts business trust. The trust is an open-end management investment company.

--------------------------------------------------------------------------------

Net assets
as of April              $16,573,245                     $31,664,239
30, 1999

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Investment adviser and
portfolio manager

The funds' investment adviser is Kobren Insight Management,  Inc. ("KIM").  Eric
M. Kobren is the portfolio manager for each fund. Mr. Kobren has been the president of KIM and the funds' distributor since their inception in 1987 and of Mutual Fund Investors Association, Inc. since its inception in 1985. Mr. Kobren has been in the investment business since 1976.

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                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

Investment goals

                            Conservative Allocation

Enough long-term growth of capital to offset the loss of the value of your investment due to inflation. Current income is a secondary objective. A volatility level over a full market cycle approximately 30% below that of the S&P 500 Index.

                                Moderate Growth

Long-term growth of capital without regard to income. A volatility level over a full approximately 20% below that of the S&P 500 Index.

--------------------------------------------------------------------------------

Volatility means price changeability. A full market cycle is the market's peak to its trough.

The funds' board of trustees may change each fund's investment goals without obtaining the approval of the fund's shareholders.

--------------------------------------------------------------------------------

Principal investments

                            Conservative Allocation

At least 40% of assets in open-end and closed-end, growth and growth and income funds. These may include both U.S. and international funds

At least 20% of assets in income funds. producing funds or securities.

Up to 40% of assets in direct investments in stocks, bonds and other permitted investment.

                                Moderate Growth

At least 65% of assets in open-end and closed-end, growth and growth and income funds. These may include both U.S. and international funds.

Up to 35% of assets in fixed income funds and direct investments in stocks, bonds and other permitted investments.

--------------------------------------------------------------------------------

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Principal investment
strategy

1. ASSET ALLOCATION--KIM begins with a "top down" fundamental analysis of the economy and investment markets in the U.S. and foreign countries. In deciding what percentage of the funds' assets should be allocated to U.S. stocks, foreign stocks, U.S. bonds and cash equivalents, KIM focuses on:

o A fund's  risk  tolerance  and its target  volatility  relative to the S&P 500
  Index
o Economic factors such as inflation, employment and interest rates
o The outlook for corporate earnings
o Current stock valuations (e.g., price to earnings and price to book ratios)
o Supply and demand for various asset classes

2. INVESTMENT STYLES--Next KIM determines the percentage of fund assets allocated to each of the following six global equity styles:

o U.S. Growth--Large Cap
o U.S. Growth--Small Cap
o U.S. Value--Large Cap
o U.S. Value--Small Cap
o Diversified International Equity
o Specialized International Equity relative attractiveness, KIM compares

In allocating among styles, KIM first reviews the broad-based economic factors that will influence the earnings prospects for each style.Then, to determine each style's relative attractiveness, KIM compares the resulting earnings outlook for each style with the style's current valuation in relation to historical norms and other styles.

3.  SELECTING  FUNDS--KIM  looks  for  funds  appearing  to  offer  the  highest risk-adjusted return potential for the style relative to each fund's target volatility. KIM applies its internally developed screening process to virtually all publicly available mutual funds--a risk-adjusted return analysis and the evaluation of each fund against its peers. Based on interviews with and other information from fund portfolio managers, KIM evaluates each portfolio fund's asset allocation, sector weightings, individual holdings and risk characteristics.

--------------------------------------------------------------------------------

Industry allocation
process

The funds' strategies are designed to identify and avoid industries that appear overvalued. KIM compares stock valuations for companies in a particular industry to current and historical valuations for industries represented in the S&P 500 Index. When stock valuations in a particular industry are outside their normal range, that industry may be underweighted or overweighted in a fund's portfolio.

--------------------------------------------------------------------------------

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Investing in underlying
funds

Both funds invest primarily in other mutual funds, including those whose investment objectives do not match those of the funds. KIM believes that, by investing in a combination of underlying funds with a broad range of goals and offsetting risk characteristics, each Kobren Insight fund can achieve a higher composite rate of return while meeting its volatility targets.

Underlying funds may engage in all types of investment practices, even those that the Kobren Insight funds do not engage in directly. The funds will bear all the risks associated with underlying funds' investments.

Due to KIM's size and buying power, the funds can invest at net asset value in underlying funds that would otherwise be sold with a front-end sale charge. A fund will not buy underlying fund shares if the fund would have to pay a front-end sales charge on the purchase. However, the funds may buy underlying fund shares that are subject to a deferred sales charge or redemption fee.

--------------------------------------------------------------------------------

Equity investments

The funds and the underlying funds in their portfolios may invest in equity securities of U.S. and foreign companies. These securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership
interests     and    equity     participations.

--------------------------------------------------------------------------------

Fixed income
investments

The funds and the underlying funds in their portfolios may invest in fixed income securities of any maturity or duration. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank and U.S. and foreign companies.

The funds' investments in fixed income securities may be of any credit quality and may have all types of interest rate payment and reset terms. They may include mortgage-backed, asset-backed and derivative securities as well as junk bonds. Junk bonds involve more credit risk and interest-rate risk than investment grade bonds.

--------------------------------------------------------------------------------

Defensive investing

Each fund (and each underlying fund in its portfolio) may depart from its principal investment strategies by taking temporary defensive positions in short-term debt securities in response to adverse market, economic or political conditions for up to 100% of the portfolio. A fund could give up potential gains and minimize losses while defensively invested.

--------------------------------------------------------------------------------

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Derivative contracts

The funds and the underlying funds in their portfolios may, but are not required to, use derivative contracts for any of the following purposes:

o To hedge against adverse changes in the market value of securities held by or to be bought for a fund. These changes may be caused by changing interest rates, stock market prices or currency exchange rates.
o As a substitute for purchasing or selling securities or foreign currencies.
o To shorten or lengthen the effective maturity or duration of a fund's fixed income portfolio.
o In non-hedging situations, to attempt to profit from anticipated market developments.

A derivative contract will obligate or entitle a fund to deliver or receive an asset or a cash payment that is based on the change in value of a designated security, index or currency. Examples of derivative contracts are futures contracts, options, forward contracts, swaps, caps, collars and floors.

--------------------------------------------------------------------------------

Principal  investment
risks

You could lose money on your investment in either fund or the fund could perform less well than other possible investments if any of the following occurs:

o The U.S. or a foreign stock market goes down.
o Interest rates go up, which will make bond prices and the value of the fund's investments in fixed income funds and securities go down
o An adverse event, such as an unfavorable earnings report or credit downgrade, depresses the value of a particular issuer's stocks or bonds that are held by the fund or an underlying fund.
o The adviser's judgments about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, industries, underlying
funds  or  other  issuers   prove  to  be  wrong.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Special risks of investing
in other mutual funds

The funds' practice of investing primarily in other mutual funds presents spec-ial risks.

o You will bear, not just your proportionate share of the funds' operating expenses, but also, indirectly, the operating expenses of the underlying funds.
o One underlying fund may be buying the same securities that another underlying fund is selling. You would indirectly bear the costs of these transactions without accomplishing any investment purpose.
o You may receive higher taxable capital gains distributions than if you invested directly in the underlying funds.
o Because of regulatory restrictions, a fund's ability to invest in an attractive underlying fund may be limited to the extent that the underlying fund's shares are already held by the other Kobren Insight funds, KIM or their affiliates.

--------------------------------------------------------------------------------

Foreign country and
currency risks

Prices of a fund's investments in foreign securities may go down because of unfavorable foreign government actions, political instability or the absence of accurate information about foreign issuers. Also, a decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities denominated in those currencies. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more severe for securities of issuers in emerging market countries.

--------------------------------------------------------------------------------

Credit risk

An issuer of a debt security or OTC derivative contract could default on its obligation to pay principal and interest, or a rating organization could downgrade the credit rating of the issuer. Junk bonds involve more credit risk than higher quality debt securities.

--------------------------------------------------------------------------------

Prepayment or
call risk

The issuer of a debt security may exercise its right when interest rates are falling to prepay principal earlier than scheduled, forcing the fund to reinvest in lower yielding securities. Prepayments will also depress the value of interest-only securities. Corporate bonds, mortgage-backed securities and asset-backed securities are especially susceptible to prepayment risk.

--------------------------------------------------------------------------------

Extension risk

The issuer of a debt security may exercise its right when interest rates are rising to extend the time for paying principal. This will lock in a below-market interest rate, increase the security's duration and reduce the value of the security. Mortgage-backed securities and asset-backed securities are especially susceptible to extension risk.

--------------------------------------------------------------------------------
Leverage risk

Because of borrowing or investments in derivative contracts or leveraged derivative securities, a fund may suffer disproportionately heavy losses relative to the amount of its investment. Leverage can magnify the impact of poor asset allocation or investment decisions.

--------------------------------------------------------------------------------

Correlation risk

Changes in the value of a fund's derivative contracts or other hedging instruments may not match or fully offset changes in the value of the hedged portfolio securities.

--------------------------------------------------------------------------------

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Liquidity and valuation
risks

Securities that were liquid when purchased by a fund may become temporarily illiquid and hard to value, especially in declining markets.

Also, an underlying fund's obligation to redeem shares held by a Kobren Insight fund is limited to 1% of the underlying fund's outstanding shares per 30-day period. Because the Kobren Insight funds and their affiliates may together acquire up to 3% of an underlying fund's shares, it may take up to 90 days for the funds to completely dispose of their underlying fund shares.

--------------------------------------------------------------------------------

Impact of high portfolio
turnover

Each fund or any underlying fund in its portfolio may engage in active and frequent trading to achieve its principal investment strategies. As a result, a fund may realize and distribute to shareholders higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund's performance. Each fund anticipates that its annual turnover will be less than 100%.

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                    BUYING, EXCHANGING AND REDEEMING SHARES
--------------------------------------------------------------------------------

Net asset value

Each fund calculates its net asset value per share (NAV) at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) on each business day. Shares of underlying funds are valued at their reported NAVs. Each fund's other portfolio securities are valued on the basis of either market quotations or at fair value, which may include the use of pricing services. Fair value means estimating a security's value at other than the market quotation.

--------------------------------------------------------------------------------

Buying shares

Conservative Allocation Fund is not currently offering its shares except in connection with dividend reinvestments. The procedures for buying shares of Moderate Growth Fund are identical to those previously in effect for Conservative Allocation Fund. Individuals, institutions, companies and fiduciaries may buy shares of Moderate Growth Fund without a sales charge at its NAV next calculated after the order has been received in proper form.

--------------------------------------------------------------------------------

Minimum investment
amounts

Moderate Growth Fund has and Conservative Allocation Fund had the same initial investment minimums. These are $2,500 for regular accounts, $2,000 for Individual Retirement Accounts and $2,500 for accounts with shares purchased through the following fund networks:

o  Charles Schwab Mutual Fund Marketplace
o  Fidelity  FundsNetwork
o  Waterhouse  Securities
o  Jack White Mutual Fund Network

Each fund's minimum subsequent investment is $500.

--------------------------------------------------------------------------------

Exchanging shares

Shareholders of both funds may exchange their shares at net asset value for shares of any other Kobren Insight fund other than Conservative Allocation Fund.

--------------------------------------------------------------------------------

Redeeming shares

A shareholder may redeem shares of each fund on any business day at the NAV next calculated after the receipt of the redemption request in proper form.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a fund. The table also shows pro forma expenses of Moderate Growth Fund as if the reorganization had occurred on December 31, 1998. The fees and expenses shown in the table are in addition to those paid by the underlying funds in which a fund may invest.

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                              Pro Forma
For year ended 12/31/98       Moderate       Moderate       Conservative
                              Growth         Growth         Allocation
--------------------------------------------------------------------------------
Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load)
imposed on purchases          None           None           None
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Maximum deferred sales
charge (load)                 None           None           None
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Redemption fee                None           None           None
--------------------------------------------------------------------------------
Exchange fee                  None           None           None
--------------------------------------------------------------------------------

Annual fund operating expenses before expense
limitation1
(expenses that are deducted from fund assets)
Management fees               0.75%          0.75%          0.75%
--------------------------------------------------------------------------------
Distribution (12b-1)          None           None           None
and/or service fees
--------------------------------------------------------------------------------
Other expenses                0.32%          0.38%          0.69%
--------------------------------------------------------------------------------
Total annual fund             1.07%          1.13%          1.44%
operating expenses
--------------------------------------------------------------------------------

1 Each fund has an expense limitation which continues until January 1, 2001, but is voluntary and may be revoked at any time. Under this expense limitation, the maximum expenses other than management fees for the funds is 0.25%. In addition, payments made by an underlying fund or its adviser will serve to reduce the total operating expenses of the Kobren Insight funds. For the year ended December 31, 1998, pro forma and actual expense reductions and total annual fund operating expenses would have been or were:

Expense reductions
and limitations               (0.16%)        (0.22%)        (0.44%)
Total annual fund
operating expenses             0.91%          0.91%          1.00%
--------------------------------------------------------------------------------

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This  example is intended to help you compare the cost of investing in each fund with the cost of investing in other mutual funds.


Although your actual costs may be higher or lower, under these assumptions your costs would be:

                              Pro Forma
                              Moderate            Moderate         Conservative
                              Growth              Growth           Allocation



               1  year         $109                $115               $147



               3  years        $340                $359               $456

               5  years        $590                $622               $787

               10 years      $1,306              $1,375             $1,724


The example for each fund assumes that:

o You invest $10,000 in the fund for the time periods indicated;
o Your investment has a 5% return each year;
o The fund's operating expenses remain the same; and
o You redeem your investment at the end of each period.


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                               THE REORGANIZATION

Terms of the Reorganization

The funds' trustees have approved an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

The  reorganization is scheduled to occur at 4:00 p.m., Eastern time, on     May
28, 1999,      but may occur on any later date before December 31, 1999.

Your fund will transfer all of its assets to Moderate Growth Fund. Moderate Growth Fund will assume your fund's liabilities. This will result in the addition of your fund's assets to Moderate Growth Fund's portfolio. The net asset value of both funds will be computed as of 4:00 p.m., Eastern time, on the reorganization date.

Moderate Growth Fund will issue shares in an amount equal to the aggregate net asset value of your fund's shares. As part of the liquidation of your fund, these shares will immediately be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. As a result, shareholders of your fund will end up as shareholders of Moderate Growth Fund.

After the reorganization is over, your fund will be terminated.

The following diagram shows how the reorganization will be carried out.

---------------------                                       --------------------
Conservative Allocation Fund                                Moderate Growth Fund
transfers its assets and                                    receives assets
liabilities to Moderate                                     from and assumes
Growth Fund                                                 liabilities of
                                                            Conservative
                                                            Allocation Fund
---------------------           --------------------        --------------------
Conservative                       Conservative
Allocation Fund                    Allocation Fund          Moderate Growth
shareholders                       receives these           Fund shares are
receive Moderate                   shares and               issued
Growth Fund shares                 distributes them
                                   to its shareholders
---------------------           --------------------        --------------------

Tax Status of the Reorganization

The reorganization will be tax-free for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Hale and Dorr LLP, counsel to the funds, substantially to the effect that:

The reorganization described above will be a "reorganization" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986 (the "Code"), and each fund will be "a party to a reorganization" within the meaning of Section 368 of the Code;

No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to Moderate Growth Fund as described above or (2) the distribution by your fund of Moderate Growth Fund shares to your fund's shareholders;

No gain or loss will be recognized by Moderate Growth Fund upon the receipt of your fund's assets solely in exchange for the issuance of Moderate Growth Fund shares and the assumption of all of your fund's liabilities by Moderate Growth Fund;

The basis of the assets of your fund acquired by Moderate Growth Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

The tax holding period of the assets of your fund in the hands of Moderate Growth Fund will include your fund's tax holding period for those assets;

The shareholders of your fund will not recognize gain or loss upon the exchange of all their shares of your fund solely for Moderate Growth Fund shares as part of the reorganization;

The basis of Moderate Growth Fund shares received by your fund's shareholders in the reorganization will be the same as the basis of the shares of your fund surrendered in exchange; and

The tax holding period of the Moderate Growth Fund shares received by your fund's shareholders will include, for each shareholder, the tax holding period of the shares of your fund surrendered in exchange, provided that the Moderate Growth Fund shares were held as capital assets on the reorganization date.

Reasons for the Proposed Reorganization

The board of trustees of your fund believes that the proposed reorganization will be advantageous to the shareholders of your fund and has considered the following matters, among others, in approving the reorganization.

Possible Reduction in Expense Ratios

A combined fund offers economies of scale that may lead to better control over expenses than is possible for either fund alone. Both funds incur substantial expenses for accounting, legal, transfer agency services, insurance, and custodial and administrative services. Many of these expenses are fixed, which means that they do not depend on the level of the funds' assets.

KIM has voluntarily agreed to cap these expenses at no more than 0.25% annually of each fund's average daily net assets. However, this cap will expire on January 1, 2001 and may be revoked sooner by KIM. KIM estimates that the funds' projected gross expense ratios (before reimbursement) will be approximately as follows:

--------------------------------------------------------------------------------
                         If Assets Stay      If Assets           If Assets
                         the Same as on      Decrease 10%        Increase 10%
                         April 7, 1999
Conservative Allocation       1.65%          1.75%               1.57%
Moderate Growth               1.26%          1.31%               1.21%
Combined fund                 1.19%          1.24%               1.16%
--------------------------------------------------------------------------------

Thus, the gross expense ratio (before reimbursement) of the combined fund after the reorganization is expected to be at least 5 basis points (0.05%) lower than that of Moderate Growth Fund alone and at least 40 basis points (0.40%) lower than that of Conservative Allocation Fund alone.

Viability of Conservative Allocation Fund

Mutual fund investors have in general been channeling a relatively insignificant portion of their investable assets into conservatively managed asset allocation products, such as Conservative Allocation Fund. Based on current trends and KIM's projections, your fund's board is not optimistic that the fund will grow to a viable asset size in the near future.

Similarity to Moderate Growth Fund

Although Moderate Growth Fund and Conservative Allocation Fund have slightly different investment goals, in practice, both funds have used almost identical asset and style allocation strategies, have held similar investments and have experienced similar returns. Thus, the board has concluded that the Moderate Growth Fund shares received in the reorganization will provide your fund's shareholders with substantially the same investment advantages as they currently have at a comparable level of risk.

In addition, it is not advantageous to operate and market your fund separately from Moderate Growth Fund. Offering each fund separately hinders the other fund's potential for asset growth.

Benefits to Funds' Adviser and Distributor

The board considered that the adviser and the funds' distributor, Kobren Insight Brokerage, Inc., will also benefit from the reorganization. For example, the adviser would incur a lower cost to cap the funds' expenses and might be able to reduce the time it spends managing the funds' portfolios and preparing prospectuses, reports and regulatory filings.

Comparative Performance

The trustees also took into consideration the relative performance of your fund and Moderate Growth Fund. For most periods shown in the table below, Moderate Growth Fund has outperformed your fund.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------ -------------------------------------
                         Conservative Allocation       Moderate Growth
                         (Inception 12/30/96)          (Inception 12/24/96)
--------------------------------------------------------------------------------
1 year ended 3/31/99          -2.32%                        -3.78%
--------------------------------------------------------------------------------
Inception to 3/31/99          10.08%                        11.78%
--------------------------------------------------------------------------------
1 year ended 12/31/98          3.36%                         3.44%
--------------------------------------------------------------------------------
Inception to 12/31/98         11.55%                        13.12%
--------------------------------------------------------------------------------

Additional Terms of Reorganization

Conditions to Closing the Reorganization

The obligation of both funds to consummate the reorganization is subject to the satisfaction of certain conditions, including the receipt of all consents, orders and permits necessary to consummate the reorganization. In addition, the obligations of the funds are subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization. (see Agreement, paragraph 3).

Termination of Agreement

The funds' board may terminate the Agreement on behalf of either fund at any time before the reorganization occurs, if the board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization

Moderate Growth Fund and your fund will each be responsible for its own expenses incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the reorganization occurs. These expenses are estimated to be approximately $10,000 for Moderate Growth Fund and $22,300 for your fund.

Dissenters' Rights

Massachusetts law does not give shareholders of your fund any dissenters' rights.

                                 CAPITALIZATION

The following table sets forth the capitalization of each fund as of April 30, 1999 and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. The table reflects pro forma exchange ratios of approximately 0.936 Moderate Growth Fund shares for each share of your fund. If the reorganization is consummated, the actual exchange ratio on the reorganization date may vary from the exchange ratio indicated due to changes in any of the following:

The market value of the portfolio securities of both Moderate Growth Fund and your fund between April 30, 1999 and the reorganization date.

Changes in the amount of undistributed net investment income and net realized capital gains of Moderate Growth Fund and your fund during that period resulting from income and distributions.

Changes in the accrued liabilities of Moderate Growth Fund and your fund during the same period.


--------------------------------------------------------------------------------
As of April 30, 1999          Conservative        Moderate           Pro Forma
                              Allocation          Growth             Combined1

Net assets                    $16,573,245         $31,664,239        $48,237,484
Net asset value per share     $11.86              $12.67             $12.67
Shares outstanding            1,397,306           2,499,767          3,807,837
--------------------------------------------------------------------------------

1 If the reorganization had taken place on April 30, 1999, your fund would have received 1,308,070 shares of Moderate Growth Fund, which would have been available for distribution to the shareholders of your fund.

It is impossible to predict how many shares of Moderate Growth Fund will actually be received and distributed by your fund on the reorganization date. You should not rely on the above table to determine the amount of Moderate Growth Fund shares that you will actually receive.

               ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in the funds' combined prospectus you can find additional information about the business of each fund.

-------------------------------------------- -----------------------------------
Type of Information                          Headings in Combined Prospectus of
                                             Both Funds
-------------------------------------------- -----------------------------------
Risk/return summary                          FACTORS EVERY INVESTOR SHOULD KNOW
-------------------------------------------- -----------------------------------
Investment objectives/goals                  INVESTMENT GOALS
-------------------------------------------- -----------------------------------
Principal investment strategies              PRINCIPAL INVESTMENTS
                                             KOBREN INSIGHT MANAGEMENT (KIM)
                                             INVESTMENT STRATEGY
-------------------------------------------- -----------------------------------
Principal risks of investing in the funds:   PRINCIPAL INVESTMENT RISKS
narrative disclosure                         WHO MAY WANT TO INVEST IN THE
                                             KOBREN INSIGHT FUNDS
-------------------------------------------- -----------------------------------
Principal risks of investing in the funds:   Summary of Past Performance
risk/return bar chart
and table
-------------------------------------------- -----------------------------------
Fee table                                    Fees and Expenses
-------------------------------------------- -----------------------------------
Body of prospectus
-------------------------------------------- -----------------------------------
Investment objectives, principal             THE FUND'S INVESTMENTS
investment strategies and                    INDUSTRY ALLOCATION PROCESS
related risks                                INVESTING IN UNDERLYING FUNDS
                                             PRINCIPAL INVESTMENTS
                                             DEFENSIVE INVESTING
                                             DERIVATIVE CONTRACTS
                                             ADDITIONAL INVESTMENT RISKS
                                             IMPACT OF HIGH PORTFOLIO TURNOVER
                                             THE FUNDS' INVESTMENT GOALS
-------------------------------------------- -----------------------------------
Management: investment adviser and           INVESTMENT ADVISER
portfolio manager                            KOBREN INSIGHT MANAGEMENT, INC.
-------------------------------------------- -----------------------------------
Shareholder information: pricing of fund     INVESTMENT AND ACCOUNT POLICIES
shares                                       CALCULATION OF NET ASSET VALUE
-------------------------------------------- -----------------------------------
Shareholder information: purchase of fund    INVESTMENT AND ACCOUNT POLICIES
shares                                       PURCHASING FUND SHARES
                                             TAX-DEFERRED RETIREMENT PLANS
                                             WIRE AND ACH TRANSFERS
                                             TELEPHONE TRANSACTIONS
                                             MINIMUM INVESTMENT AMOUNTS
                                             HOW TO PURCHASE SHARES
-------------------------------------------- -----------------------------------
Shareholder information: redemption of       HOW TO EXCHANGE/REDEEM SHARES
fund shares                                  INVESTMENT AND ACCOUNT POLICIES
                                             REDEEMING FUND SHARES
                                             SIGNATURE GUARANTEES
                                             CLOSING SUB-MINIMUM ACCOUNTS

-------------------------------------------- -----------------------------------
Shareholder information: dividends and       INVESTMENT AND ACCOUNT POLICIES
distributions;                               DIVIDENDS, DISTRIBUTIONS AND TAXES
tax consequences
-------------------------------------------- -----------------------------------
Financial highlights information             FINANCIAL HIGHLIGHTS
-------------------------------------------- -----------------------------------

                               BOARD'S EVALUATION

         For the reasons described above, the board of trustees of the funds, including the trustees who are not "interested persons" of either fund or the adviser, approved the reorganization. In particular, the trustees determined that the reorganization was in the best interests of each fund and that the interests of each fund's shareholders would not be diluted as a result of the reorganization.

                        OWNERSHIP OF SHARES OF THE FUNDS

         As of May 14, 1999, 1,373,190 shares of beneficial interest of your fund were outstanding. To the knowledge of your fund, as of May 14, 1999, the following persons owned or would have owned, of record or beneficially, 5% or more of the outstanding shares of your fund, Moderate Growth Fund (before reorganization) and Moderate Growth Fund (after reorganization).

--------------------------------------------------------------------------------
Names and Addresses                     Moderate            Moderate
of Owners of More        Conservative   Growth Fund         Growth Fund
Than 5% of Shares        Allocation     (before             (after
                                        reorganization)     reorganization)

--------------------------------------------------------------------------------
Eric M. Kobren
20 William Street            $4,419,258*        959,912        $5,379,169*
Suite 310, P.O. Box 9150
Wellesley Hills, MA 02481.
--------------------------------------------------------------------------------

*    Mr. Kobren is/will be a controlling person of this fund.

As of May 14, 1999 the trustees and officers of the funds owned in the aggregate the following amounts of each fund's shares:

--------------------------------------------------------------------------------
                                   Conservative             Moderate
                                   Allocation Fund          Growth Fund
--------------------------------------------------------------------------------

All trustees and officers as a
group                                 $4,419,258               $1,175,748

--------------------------------------------------------------------------------

                                    EXPERTS

         The financial statements and the financial highlights of each fund, as of December 31, 1998 and for the years then ended, are incorporated by reference into this prospectus. These financial statements and highlights have been independently audited by PricewaterhouseCoopers LLP, as stated in its report appearing in the statement of additional information. These financial statements and highlights are included in reliance upon the reports given upon the authority of such firms as experts in accounting and auditing.

                              AVAILABLE INFORMATION

         Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, prospectuses and other information with the SEC. These reports, prospectuses and other information filed by the funds can be inspected and copied (at prescribed rates) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the following regional offices:
Chicago (500 West Madison Street, Suite 1400, Chicago, Illinois); and New York (7 World Trade Center, Suite 1300, New York, New York). Copies of this material can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                    Exhibit A


                      AGREEMENT AND PLAN OF REORGANIZATION


         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this 24th day of May, 1999, between Kobren Conservative Allocation Fund (the "Acquired Fund") and Kobren Moderate Growth Fund (the "Acquiring Fund"), each of which is a series of Kobren Insight Funds, a Massachusetts business trust (the "Trust").

1.       Plan of Reorganization and Liquidation

(a) The Acquired Fund shall assign, sell, convey, transfer and deliver to the Acquiring Fund at the Closing provided for in Section 2 (the "Closing") all of its then existing assets of every kind and nature. In consideration therefor, the Acquiring Fund agrees that at the Closing (i) the Acquiring Fund shall assume all of the Acquired Fund's obligations and liabilities then existing, whether absolute, accrued, contingent or otherwise, including all unpaid fees and expenses of the Acquired Fund in connection with the transactions contemplated hereby and (ii) the Acquiring Fund shall issue and deliver to the Acquired full and fractional shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") that have an aggregate net asset value equal to the value of the assets transferred to the Acquiring Fund by the Acquired Fund, less the liabilities of Acquired Fund assumed by Acquiring Fund.

(b)  Upon  consummation of the  transactions  described in paragraph (a) of this
     Section 1, the Acquired Fund shall distribute in complete liquidation pro rata to its shareholders of record as of the Closing Date the Acquiring Fund Shares received by the Acquired Fund. This distribution shall be accomplished by establishing an account on the share record books of the Acquiring Fund in the name of each shareholder an amount of full and fractional Acquiring Fund Shares equal to the amount of shares of the Acquired Fund owned of record by the shareholder at the Closing Date.

(c) As promptly as practicable after the above liquidation of the Acquired Fund, the legal existence of the Acquired Fund shall be terminated.

2. Closing and Closing Date. The Closing shall occur as of the close of business
on     May 28,  1999       or at such  other  time and date as the  parties  may
mutually agree (the "Closing Date").

3. Conditions Precedent. The obligations of the Acquired Fund and the Acquiring Fund to effect the transactions contemplated hereunder (the "Reorganization") shall be subject to the satisfaction of each of the following conditions:

(a) All such filings shall have been made with, and all such authorizations and orders shall have been received from, the Securities and Exchange Commission (the "SEC") and state securities commissions as may be necessary to permit the parties to carry out the transactions contemplated by this Agreement.

(b) Each party shall have received an opinion of counsel substantially to the effect that for federal income tax purposes: (1) the acquisition of the assets of the Acquired Fund by the Acquiring Fund in exchange for Acquiring Fund's assumption of Acquired Fund's liabilities and Acquiring Fund's issuance of Acquiring Fund Shares to the Acquired Fund, the distribution of such Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, and the termination of the Acquired Fund will constitute a "reorganization" within the meaning of
     Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"), and the Acquiring Fund and the Acquired Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code; (2) no gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund and the distribution by the Acquired Fund of such Acquiring Fund Shares to the shareholders of the Acquired Fund; (3) no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (4) the tax basis of the Acquiring Fund in the assets received from the Acquired Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer of such assets to the Acquiring Fund; (5) the Acquiring Fund's tax holding period for the assets acquired from the Acquired Fund will include, in each instance, the Acquired Fund's tax holding period for those assets; (6) no gain or loss will be recognized by the Acquired Fund's shareholders upon the exchange of their shares of the Acquired Fund solely for Acquiring Fund Shares as part of the reorganization; (7) the tax basis of the Acquiring Fund Shares received by the Acquired Fund's shareholders in the transaction will be, for each shareholder, the same as the tax basis of the shares of the Acquired Fund exchanged therefor; and (8) the tax holding period of the Acquiring Fund Shares received by the Acquired Fund's shareholders will include, for each shareholder, the shareholder's tax holding period for the shares of the Acquired Fund surrendered in exchange therefor, provided that the surrendered shares were held as capital assets in the hands of the Acquired Fund's shareholders on the date of the exchange. The opinion may cover any additional matters deemed material by such counsel.

(c) At any time prior to the Closing, any of the foregoing conditions may be waived by the Trustees of the Trust if in their judgment, the waiver will not have a material adverse effect on the interests of the shareholders of the Acquired Fund or Acquiring Fund.

4. Amendment. This Agreement may be amended at any time by action of the Trustees of the Trust, provided that no amendment shall have a material adverse effect on the interests of the shareholders of the Acquired Fund or Acquiring Fund.

5. Termination. The Trustees of the Trust may terminate this Agreement and abandon the Reorganization at any time prior to the Closing, if circumstances should develop that, in their judgment, make proceeding with the Reorganization inadvisable.

This Agreement shall be executed in any number of counterparts each of which shall be deemed to be an original, but all counterparts together shall constitute only one instrument.

         IN WITNESS WHEREOF the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first above written.



                                        KOBREN INSIGHT FUNDS on behalf of
                                        Kobren Conservative Allocation Fund


Attest:   /s/ ERIC J. GODES              By: /s/ ERIC M. KOBREN
          By: Eric J. Godes             Name: Eric M. Kobren
          Its:  Secretary               Its: Chairman of the Board


                                        KOBREN INSIGHT FUNDS on behalf of
                                        Kobren Growth Fund


Attest:   /s/ ERIC J. GODES              By: /s/ ERIC M. KOBREN
          By: Eric J. Godes             Name: Eric M. Kobren
          Its:  Secretary               Its: Chairman of the Board

                                    Exhibit B


    Combined prospectus dated May 3, 1999 of Kobren Conservative Allocation Fund and Kobren Moderate Growth Fund is incorporated by reference to the Trust's Registration Statement on Form N-14 as filed with the SEC on May 7, 1999 (Accession No. 0000927405-97-000186) ("Registration Statement on Form N-14").

                                    Exhibit C


    Combined statement of additional information dated May 3, 1999 of Kobren Conservative Allocation Fund and Kobren Moderate Growth Fund is incorporated by reference to the Trust's Registration Statement on Form N-14.


                           KOBREN MODERATE GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  May 24, 1999


This statement of additional information is not a prospectus, but expands upon and supplements the information contained in the prospectus of Kobren Moderate Growth Fund, dated May 24, 1999. This statement of additional informat-ion should be read in conjunction with the prospectus.

The Fund's prospectus is being delivered with this statement of additional information. Additional copies of the prospectus may be obtained by writing to the Fund at P.O. Box 5146, Westborough, Massachusetts 01581 or by telephoning the Fund toll free at (800)-895-9936.

This statement of additional information is accompanied by and incorporates by reference the combined statement of additional information dated May 3, 1999 (the "combined SAI") of Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund (collectively, the "Funds").

                          ADDITIONAL INFORMATION ABOUT
                            MODERATE GROWTH FUND AND
                          CONSERVATIVE ALLOCATION FUND

The following table shows where in the funds' combined SAI you can find additional information about each Fund.

--------------------------------------------------------------------------------
Type of Information                     Headings in Combined SAI of Both Funds
--------------------------------------------------------------------------------
Fund history                               X.       DESCRIPTION OF THE TRUST
--------------------------------------------------------------------------------
Description of each Fund and its           I.       INVESTMENT OBJECTIVES AND
investments, strategies, policies and               POLICIES
risks                                      II.      INVESTMENT RESTRICTION
--------------------------------------------------------------------------------
Management of the Funds, including the     III.     MANAGEMENT OF THE TRUST
board of trustees, officers and trustee             AND THE FUNDS: Trustees and
compensation                                        Officers
--------------------------------------------------------------------------------
Control persons, principal holders of      III.     MANAGEMENT OF THE TRUST AND
securities and management ownership                 THE FUNDS: Trustees and
                                                    Officers: Control Persons
                                                    and Principal Holders of
                                                    Securities
--------------------------------------------------------------------------------
Investment advisory and other services:    III.     MANAGEMENT OF THE TRUST
investment adviser, distributor and                 AND THE FUNDS: Investment
other service providers                             Adviser,Distributor,
                                                    Administrator, Transfer
                                                    Agent and Dividend Paying
                                                    Agent
                                           IX.      CUSTODIAN, COUNSEL AND
                                                    INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------
Brokerage allocation and other practices   VI       PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------
Shares of beneficial interest              X.       DESCRIPTION OF THE TRUST
--------------------------------------------------------------------------------
Purchase, redemption and pricing of        IV.      PURCHASE, REDEMPTION AND
shares                                              DETERMINATION OF NET ASSET
                                                    VALUE
                                           V.       SPECIAL REDEMPTIONS
--------------------------------------------------------------------------------
Taxation of the Funds                      VIII.    DIVIDENDS, DISTRIBUTIONS AND
                                                    TAXES
--------------------------------------------------------------------------------
Calculation of performance data            VII.     PERFORMANCE INFORMATION
                                           A.       Total Return
                                           B.       Non-Standardized Total
                                                    Return
                                           C.       Other Information Concerning
                                                    Fund Performance
--------------------------------------------------------------------------------
Financial statements                       XII.     FINANCIAL STATEMENTS
                                           This    section    incorporates    by
                                           reference  the Funds'  annual  report
                                           dated December 31, 1998.
--------------------------------------------------------------------------------

                   PRO FORMA COMBINED FINANCIAL STATEMENTS OF
                            MODERATE GROWTH FUND AND
                          CONSERVATIVE ALLOCATION FUND
                             AS OF DECEMBER 31, 1998

The combined pro forma financial statements of the funds as of December 31, 1998 are attached to this SAI.

                            Portfolio of Investments
                    Kobren Moderate Growth Fund - POST MERGER
                                December 31, 1998

 Shares        Mutual Funds - 74.90%                   Value

--------------------------------------------------------------------------------
               Large Cap Value - 22.57%
--------------------------------------------------------------------------------
42,228         Fidelity Value Fund                     1,957,279
159,968        Franklin Mutual Beacon Fund, Class Z    2,098,775
102,569        Gabelli Westwood Equity Fund            1,030,815
216,105        Longleaf Partners Fund                  5,270,795
324,037        MAS Pooled Value Fund                   4,688,820
                                                       ----------------
                                                       15,046,484
                                                       ----------------
               Large Cap Growth - 18.71%
--------------------------------------------------------------------------------
45,419         Fidelity Advisor Growth Opportunities
               Fund, Class T                           2,280,486
437,678        Marsico Growth & Income Fund            6,276,305
157,184        PIMCo Cadence Capital Appreciation
               Fund, Institutional Class               3,920,164
                                                       ----------------
                                                       12,476,955
                                                       ----------------
               International - 14.13%
--------------------------------------------------------------------------------
560,151        Tweedy, Browne Global Value Fund        9,421,743

               Small Cap Value - 10.22
--------------------------------------------------------------------------------
44,857         Longleaf Partners Small Cap Fund        984,614
242,748        Skyline Special Equities Fund           4,801,565
31,717         Third Avenue Value Fund                 1,024,152
                                                       ----------------
                                                       6,810,331
                                                       ----------------
               Real Estate - 5.36%
--------------------------------------------------------------------------------
179,608        Longleaf Partners Realty Fund           2,613,292
75,320         Morgan Stanley Institutional Real
               Estate Fund, Class A                    957,314
                                                       ----------------
                                                       3,570,606
                                                       ----------------
               Bond - 2.07%
--------------------------------------------------------------------------------
53,508         PIMCo Total Return Institutional
               Fund                                    563,971
73,593         Vanguard Intermediate-Term
               Treasury Fund                           819,825
                                                       ----------------
                                                       1,383,796
                                                       ----------------
               Money Market Fund - 1.84%
--------------------------------------------------------------------------------
1,226,529      Dreyfus Cash Management Plus Fund       1,226,529
                                                       ----------------

               Total Mutual Funds (Cost $48,830,004)   $49,936,444
                                                       ----------------

               Principal Amount U.S. Treasury Obligations - 24.79%

               U.S. Treasury Notes - 17.33%
--------------------------------------------------------------------------------
1,250,000      5.625%              11/30/99            1,261,621
3,150,000      7.250%              08/15/04            3,535,383
2,500,000      7.500%              02/15/05            2,857,617
2,000,000      6.500%              08/15/05            2,195,157
1,500,000      7.000%              07/15/06            1,704,960
                                                       ----------------
                                                       11,554,738
                                                       ----------------
               U.S. Treasury Bonds - 7.46%
--------------------------------------------------------------------------------
1,500,000      6.000%              02/15/26            1,637,754
2,500,000      8.125%              08/15/19            3,334,767
                                                       ----------------
                                                       4,972,521
                                                       ----------------

               Total U.S. Treasury Obligations
               (Cost $15,524,372)                      16,527,259
                                                       ----------------

TOTAL INVESTMENTS
(Cost $64,354,376*)                99.69%              66,463,703
                                                       ----------------

OTHER ASSETS AND LIABILITIES
  (Net)                             0.31%              204,264
                                --------------         ----------------

NET ASSETS                         100%                $66,667,967
                                ==============         ================

Statements of Assets and Liabilities

Kobren Insight Funds
December 31, 1998
                              Kobren         Kobren
                              Moderate       Conservative        POST
                              Growth Fund    Allocation Fund     MERGER

                    Assets:
      Investments, at value
           See accompanying   $46,829,138    $19,634,565         $66,463,703
                  schedules
                       Cash        --             --                  --
       Dividends receivable         6,775          2,772               9,547
        Interest receivable       238,867        153,598             392,465
 Receivable for fund shares        33,806          5,341              39,147
                       sold
   Unamortized organization         6,208          6,277              12,485
                      costs
 Prepaid expenses and other        13,910         --                  --
                 net assets

                               -------------------------------------------------
               Total assets    47,128,704     19,802,553          66,931,257
                               -------------------------------------------------

               Liabilities:
       Payable to custodian         3,492          5,940               9,432
    Payable for fund shares        60,114         24,212              84,326
                   redeemed
      Distributions payable        38,252         31,175              69,427
    Investment advisory fee        20,511          3,485              23,996
                    payable
 Administration fee payable         5,625          5,625              11,250
        Transfer agent fees         7,333          4,667              12,000
                    payable
 Accrued Trustees' fees and         2,500          2,500               5,000
                   expenses
 Accrued expenses and other        32,896         14,963              47,859
                   payables
                               -------------------------------------------------
          Total liabilities       170,723         92,567             263,290
                               -------------------------------------------------

                 Net Assets   $46,957,981    $19,709,986         $66,667,967
                               =================================================

       Investments, at cost   $45,219,048    $19,135,328         $64,354,376
                               =================================================

     NET ASSETS consist of:
          Undistributed net   $    --        $    --             $    --
          investment income
   Accumulated net realized       897,914       (560,666)            337,248
                gain/(loss)
        on investments sold
Net unrealized appreciation     1,610,090        499,237           2,109,327
             of investments
       Par value (Shares of         3,960          1,762               5,622
 beneficial interest, $.001
                 per share)
  Paid-in capital in excess    44,446,017     19,769,653          64,215,770
               of par value
                               =================================================
                 NET ASSETS   $46,957,981    $19,709,986         $66,667,967
                               =================================================

         SHARES OUTSTANDING     3,959,727      1,761,910           5,621,770
                               ================================================
  Net asset value, offering
                        and   $     11.86    $     11.19         $     11.86
 redemption price per share
                               =================================================

     See Notes to Financial
                 Statements

                               -------------------------------------------------
        Merger Calculations        Additional shares            1,662,042.58
                               -------------------------------------------------
                                   Par value                        1,662.04

Statements of Operations

Kobren Insight Funds
For the Year Ended December 31, 1998


                                   Kobren         Kobren
                                   Moderate       Conservative
                                   Growth         Allocation     ADJUSTMENTS    PROFORMA
                                   Fund           Fund

            INVESTMENT INCOME:
                     Dividends     $472,979       $323,338       $     0        $ 796,317
                      Interest      598,393        342,871             0          941,264
                                 -----------------------------------------------
       Total investment income    1,071,372        666,209             0        1,737,581
                                 -----------------------------------------------

                     EXPENSES:
       Investment advisory fee      388,684        165,999             0          554,683
            Administration fee       67,500         67,500       (67,500)  a       67,500
           Transfer agent fees       55,704         42,076       (30,076)  b       67,704
                Custodian fees        3,599          3,441             0            7,040
             Professional fees       31,264         10,828             0           42,092
   Trustees' fees and expenses        9,874          5,059             0           14,933
  Registration and filing fees       18,524         16,129       (10,129)  c       24,524
  Amortization of organization        2,100          2,100        (2,100)  d        2,100
                         costs
                         Other       10,173          4,624        (4,624)  e       10,173
                                 -----------------------------------------------
                Total expenses      587,422        317,756      (114,429)         790,749
           Expenses reimbursed      (69,479)       (96,407)      114,715   f      (51,171)
         by investment adviser
              Other reductions      (44,404)           --              0          (44,404)
                                 -----------------------------------------------
                  Net expenses      473,539        221,349           286          695,174
                                 -----------------------------------------------
 NET INVESTMENT INCOME /(LOSS)
                                    597,833        444,860          (286)       1,042,407
                                 -----------------------------------------------

   NET REALIZED AND UNREALIZED
                   GAIN/(LOSS)
               ON INVESTMENTS:
      Net realized gain/(loss)   (1,938,559)    (1,178,310)            0       (3,116,869)
    from security transactions
       Short term capital gain      224,103        140,633             0          364,736
        distributions received
        Long term capital gain    2,836,492        618,165             0        3,454,657
        distributions received
          Change in unrealized
  appreciation /(depreciation)     (371,379)       346,115             0          (25,264)
                 of securities
                                 -----------------------------------------------
   Net realized and unrealized
    gain/(loss) on investments      750,657        (73,397)            0          677,260
                                 -----------------------------------------------

               NET INCREASE IN
     NET ASSETS RESULTING FROM
                    OPERATIONS   $1,348,490       $371,463        $ (286)      $1,719,667
                                 ===============================================


a    - Per fund fixed annual fee has been eliminated post merger.
b    - Per fund fixed annual fee portion has been  eliminated  post merger.
c    - Per fund fixed annual fee has been eliminated post merger.
d    - Conservative Allocation's remaining Organization Costs will be completely expensed prior to merger.
e    - Per fund fixed annual fee portion has been eliminated post merger.
f    - Reimbursement recalculated based on total proforma expenses.


See Notes to Financial Statements



Notes to Proforma Financial Statements
For the Year Ended December 31, 1998

1.   Significant Accounting Policies

Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of December 31, 1998, the Trust offers shares of four funds, Kobren Growth Fund, Kobren Moderate Growth Fund, Kobren Conservative Allocation Fund and Kobren Delphi Value Fund (individually, a "fund" and collectively, the "funds"). Information presented in these financial statements pertains only to Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund. These funds seek to achieve their investment objectives by investing primarily in shares of other investment companies ("underlying funds"), but also may invest directly in securities that are suitable investments for that fund.

Pending SEC approval, the Kobren Conservative Allocation Fund and the Kobren Moderate Growth Fund will be combined under a tax-free merger. Shares of the Kobren Conservative Allocation Fund will be exchanged for shares into the Kobren Moderate Growth Fund at the net asset value of the Moderate Growth Fund on merge date.

Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the funds in the preparation of their financial statements.

Portfolio Valuation -- The underlying funds are valued according to their stated net asset value. Each fund's other investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost, which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the board of trustees.

Dividends and Distributions -- It is the policy of Kobren Moderate Growth Fund to declare and pay dividends from net investment income annually. Kobren Conservative Allocation Fund has a policy of paying such dividends quarterly. Each fund will distribute net realized capital gains (including net short-term capital gains), unless offset by any available capital loss carryforward, annually. Additional distributions of net investment income and capital gains for each fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by a fund, timing differences and differing characterizations of distributions made by a fund.

Securities Transactions and Investment Income -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis.

Federal Income Tax -- Each fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is applicable.

Expenses -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund.

2.   Investment Advisory Fee, Administration Fee and Other Transactions


     The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM"). The Advisory Agreement provides that each fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 0.75% of each fund's average daily net assets. In addition, certain 12b-1 fee and sub-transfer agent fee revenue will be used to defray the costs associated with participation in certain no transaction fee programs. KIM has voluntarily agreed to limit each fund's other operating expenses to 0.25% of each fund's average daily net assets until January 1, 2001.

     The Trust also has also entered into an administration agreement (the "Administration Agreement") with First Data Investor Services Group, Inc. (the "Administrator"), a wholly-owned subsidiary of First Data Corporation. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirect wholly-owned subsidiary of Mellon Bank Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc., an affiliate of KIM, serves as distributor of the funds' shares and pays all distribution costs. No distribution fees are paid by the funds.

     For the year ended December 31, 1998, expense reimbursement and other reductions are as follows:

                         Expenses Reimbursed
                         By Investment Advisor         Other Reductions (1)
Kobren Moderate
Growth Fund                   $ 69,479                       $ 44,404

Kobren Conservative
Allocation Fund                 96,407                            --

(1) Payments made by an underlying fund or its investment advisor, based on shares held by a Kobren Insight Fund.

     No officer, director or employee of KIM, Kobren Insight Brokerage, Inc., the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each Trustee who is not an "affiliated person" receives an annual fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3.   Purchases and Sales

     The aggregate amounts of purchases and sales of underlying funds and investment securities, other than U.S. government and short-term securities, for the year ended December 31, 1998, were as follows:

                                               Purchases             Sales

Kobren Moderate Growth Fund                  $ 32,105,786        $ 25,154,303
Kobren Conservative Allocation Fund            18,394,556          14,481,960

4.   Shares of Beneficial Interest

     As of December 31, 1998, an unlimited number of shares of beneficial interest, having a par value of $0.001, were authorized for the Trust. Changes in shares of beneficial interest were as follows:

                           Year Ended                         Year Ended
                        December 31, 1998                  December 31, 1997
                     Shares          Amount          Shares             Amount
Kobren Moderate
Growth Fund:
Shares Sold         1,885,448      $23,034,304     3,867,539       $ 43,059,814
Shares Issued
as Reinvestment       154,509        1,832,481       130,811          1,561,885
of Dividends
Shares Redeemed    (1,713,953)     (20,768,039)     (383,530)        (4,460,468)
                   ----------       -----------     ---------        -----------

Net Increase          326,004      $ 4,098,746     3,614,820       $ 40,161,231
                   ==========       ===========     =========       ============



Kobren Conservative
Allocation Fund:
Shares Sold         1,260,211      $14,740,908     1,763,364       $ 19,397,323
Shares Issued
as Reinvestment        87,053          974,832        71,701            818,115
of Dividends
Shares Redeemed    (1,120,082)     (12,840,550)     (316,837)        (3,484,213)
                   -----------      -----------     ---------        -----------

Net Increase           227,182     $ 2,875,190     1,518,228       $ 16,731,225
                   ===========     ============     =========       ============


     At December 31, 1998, Kobren Insight Management, Inc. and its affiliates owned 485,712 and 369,573 shares of Kobren Moderate Growth Fund and Kobren Conservative Allocation Fund, respectively.

5.   Organization Expenses

     Expenses incurred in connection with the organization of each fund are being amortized on a straight-line basis over a period not to exceed sixty months from the date upon which each fund commenced its operations.

6.   Risk Factors of the Funds

     Investing in underlying funds through a Kobren Insight Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. A fund, together with the other funds and any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, KIM or their affiliates hold shares of any of the underlying funds, each fund's ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments.

7.    Capital Loss Carryforward

         For  the  year  ended  December  31,  1998,  the  Kobren   Conservative
Allocation Fund had a capital loss carryforward of $487,627 expiring December 31, 2006.

                                     Exhibit D


     Combined annual report dated December 31, 1998 of Kobren Conservative Allocation Fund and Kobren Moderate Growth Fund is incorporated by reference to the Trust's Registration Statement on Form N-14.


                            PART C: OTHER INFORMATION


Item 15. Indemnification.

The response to this Item 15 is incorporated by reference to Item 27 of Pre-Effective Amendment No. 1 (Accession No. 0000927405-96-000432) to the Registrant's Registration Statement on Form N-1A as filed with the SEC on November 8, 1996.

Item 16. Exhibits.

(1)(a)(i) Declaration of Trust is incorporated by reference to Exhibit 1 of the Registrant's Registration Statement on Form N-1A as filed with the SEC on September 16, 1996 (Accession No. 000927405-96-000374)(the "Form N-1A
Registration Statement").

(a)(ii) Amendment to the Declaration of Trust on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(a) of Post-Effective Amendment No. 9 to the Form N-1A Registration Statement as filed with the SEC on December 17, 1998 (Accession No. 0000927405-98-000378) ("Post-Effective Amendment No. 9").

(2) By-Laws are incorporated by reference to Exhibit 2 of the Form N-1A Registration Statement.

(3) Not Applicable.

(4) Form of Agreement and Plan of Reorganization is filed herein.

(5) Not applicable.

(6)(a) Investment Advisory Agreement with Kobren Insight Management, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 2 to the Form N-1A Registration Statement filed with the SEC on April 22, 1998 (Accession No. 0000927405-98-000133) ("Post-Effective Amendment No. 2").

(b) Amendment to Investment Advisory Agreement with Kobren Insight Management, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to
Exhibit 23(d) of Post-Effective Amendment No. 9.

(c) Form of Amendment to Investment Advisory Agreement with Kobren Insight Management, Inc. on behalf of Kobren Growth Fund and Kobren Moderate Growth Fund is incorporated by reference to Exhibit (d) of Post-Effective Amendment No. 12 to the Form N-1A Registration Statement filed with the SEC on April 30, 1999 (Accession No. 0000927405-99-000161) ("Post-Effective Amendment No. 12").

(d)  Subadvisory  Agreement  with  Delphi  Management,  Inc. on behalf of Kobren
Delphi  Value  Fund  is   incorporated   by   reference  to  Exhibit   23(d)  of
Post-Effective Amendment No. 9.

(7)(a) Distribution Agreement with Kobren Insight Brokerage, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 2.

(b) Amendment to Distribution Agreement with Kobren Insight Brokerage, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(e) of Post-Effective Amendment No. 9.

(c) Form of Amendment to Distribution Agreement with Kobren Insight Brokerage, Inc. on behalf of Kobren Growth Fund and Kobren Moderate Growth Fund is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 12 .

(8) Not Applicable.

(9)(a) Custody Agreement with Boston Safe Deposit and Trust Company dated November 18, 1996 is incorporated by reference to Exhibit 8(a) of Post-Effective Amendment No. 2.

(b) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company dated January 8, 1998 is incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 2.

(c) Sub-Custodian Agreement with Boston Safe Deposit and Trust Company and National Financial Services Corporation dated January 8, 1998 is incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 2.

(d) Amendment to Custody Agreement with Boston Safe Deposit and Trust Company on behalf of Kobren Delphi Value Fund dated October 8, 1998 is incorporated by reference to Exhibit 23(g) of Post-Effective Amendment No. 5 to the Form N-1A Registration Statement as filed with the SEC on October 27, 1998 (Accession No. 0000927405-97-000313) ("Post-Effective Amendment No. 5").

(10)(a)  Plan of  Distribution  pursuant  to Rule  12b-1 on behalf of the Kobren
Delphi  Value  Fund  is   incorporated   by   reference  to  Exhibit   23(m)  of
Post-Effective Amendment No. 5.

(b) Plan pursuant to Rule 18f-3 on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(o) of Post-Effective Amendment No. 5.

(11) Opinion of Hale and Dorr LLP concerning legality of shares of Kobren Moderate Growth Fund is incorporated by reference to Exhibit (11) of the Trust's Registration Statement on Form N-14 as filed with the SEC on May 7, 1999 (Accession No. 0000927405-97-000186) ("Registration Statement on Form N-14").


(12) Opinion of Hale and Dorr LLP concerning the tax matters and consequences to shareholders discussed in the prospectus is filed herein.

(13)(a) Transfer Agency Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 1 to the Form N-1A Registration Statement as filed with the SEC on June 13, 1997 (Accession No. 0000927405-97-000202)("Post-Effective Amendment No. 1").

(b) Amendment to Transfer Agency Agreement with First Data Investor Services Group, Inc. dated June 30, 1998 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 3 to the Form N-1A Registration Statement as filed with the SEC on September 4, 1998 (Accession No. 000927405-98-000293) ("Post-Effective Amendment No. 3").

(c) Amendment to Transfer Agency Agreement with First Data Investor Services Group, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(h) of Post-Effective Amendment No. 9.

(d) Administration Agreement with First Data Investor Services Group, Inc. dated November 15, 1996 is incorporated by reference to Exhibit 9(b) of Post-Effective Amendment No. 1.

(e) Amendment to Administration Agreement with First Data Investor Services Group, Inc. on behalf of Kobren Delphi Value Fund is incorporated by reference to Exhibit 23(h) of Post-Effective Amendment No. 9.

(j) Consent of Independent Accountants is filed herein.

(15) Not Applicable.

(16) Not Applicable.

Item 17. Undertakings.

(1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The   undersigned   Registrant   undertakes   to  file  with  the  SEC,  by
post-effective amendment promptly after the closing of the reorganization, an opinion of Hale and Dorr LLP concerning the tax matters and consequences to shareholders discussed in the prospectus.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, KOBREN INSIGHT FUNDS, certifies that it meets the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 3rd day of June, 1999.

                                             KOBREN INSIGHT FUNDS

                                             By:  /s/ Eric M. Kobren
                                             Eric M. Kobren,
                                             President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                    Title                              Date

/s/ Eric M. Kobren            President, Chairman of the         06/03/99
Eric M. Kobren                Board and Trustee (Chief
                              Executive Officer)

/s/ Eric J. Godes             Treasurer, Chief  Financial        06/03/99
Eric J. Godes                 Officer and Chief Accounting
                              Officer

/s/ Edward B. Bloom           Trustee                            06/03/99
Edward B. Bloom

/s/ Michael P. Castellano     Trustee                            06/03/99
Michael P. Castellano

/s/ Arthur Dubroff            Trustee                            06/03/99
Arthur Dubroff

/s/ Robert I. Goldfarb        Trustee                            06/03/99
Robert I. Goldfarb

/s/ Stuart J. Novick          Trustee                            06/03/99
Stuart J. Novick

                                  EXHIBIT INDEX

Exhibit
Number            Description



(4) Form of Agreement and Plan of Reorganization

(11) Opinion of Hale and Dorr LLP concerning the tax matters and consequences to shareholders discussed in the prospectus.

(14) Consent of Independent Accountants